Convertible Preferred Stock	12 Months Ended
Apr. 30, 2023
ConvertiblePreferredStock [Abstract]
Convertible Preferred Stock
Note 5 – Convertible Preferred Stock
The Company has authorized 20,000,000 shares of preferred stock with a par value of $0.001 per share of which 20,000 have been designated as Series A and B convertible preferred stock and 600,000 have been designated as Series C convertible preferred stock. In the year ended April 30, 2022, there were no convertible preferred stock issuances by the Company. In the year ended April 30, 2021, the Company issued 8,000 shares of Series C convertible preferred stock at a price per share of $25.00 for approximately $200,000.
Convertible preferred stock as of April 30, 2022 and April 30, 2021 was as follows:

i.	Series A convertible preferred stock (“Series A”) was issued to employees and directors in 2014 and was subordinate to the common stock. As of April 30, 2022 and April 30, 2021, the common stock had a liquidation preference of $4,500,000 to the Series A. The Series A convertible preferred stock was issued subject to certain repurchase rights in favor of the Company.

	Series A
	Original Issue Price	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Liquidation Preference of the Common Stock to Series A
April 30, 2022	$0.001	10,000	10,000	$10	$4,500,000
April 30, 2021	$0.001	10,000	10,000	$10	$4,500,000
On June 2, 2022, the Company filed an amendment to the Amended and Restated Certification of Designations of Series A Convertible Preferred Stock which amended certain provisions in the agreement including that on completion of an IPO by the Company, each share of Series A Preferred Stock would automatically be converted into shares of common stock and at that time all shares of Series A Preferred Stock would be deemed converted an canceled.
Upon consummation of the June 2022 IPO, all of the outstanding shares of Series A convertible preferred stock were converted into 703,290 shares of common stock at a conversion ratio of 70.33 shares of common stock for each share of Series A convertible preferred stock.

ii.
Series B convertible preferred stock (“Series B”) was issued to employees and directors in 2015 and was subordinate to the common stock. As of April 30, 2022 and April 30, 2021, the common stock had a liquidation preference of $35,000,000 to the Series B. The Series B convertible preferred stock was issued subject to certain repurchase rights in favor of the Company.

	Series B
	Original Issue Price	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Liquidation Preference of the Common Stock to Series B
April 30, 2022	$0.001	10,000	10,000	$10.00	$35,000,000
April 30, 2021	$0.001	10,000	10,000	$10.00	$35,000,000
On June 2, 2022, the Company filed an amendment to the Amended and Restated Certification of Designations of Series B Convertible Preferred Stock which amended certain provisions in the agreement including that on completion of an IPO by the Company, each share of Series B Preferred Stock would automatically be converted into shares of Common Stock and at that time all shares of Series B Preferred Stock would be deemed converted and canceled. Upon consummation of the June 2022 IPO, all of the outstanding shares of Series B convertible preferred stock were canceled.

iii.	Series C convertible preferred stock (“Series C”) which was issued to investors and has a liquidation preference to the common stock.

	Series C
	Original Issue Price	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Liquidation Preference of the Series C to Common Stock
April 30, 2022	$25	600,000	463,265	$463	$11,581,625
April 30, 2021	$25	600,000	463,265	$463	$11,581,625
An amendment to, or waiver of rights in the Series C certificate of designation requires the approval of holders of a majority of the outstanding shares of Series C convertible preferred stock and Front Range Ventures LLC (“FRV”) (so long as FRV owns any at least 71,000 shares of Series C convertible preferred stock) (the “Requisite Holders”).
In July 2022, 50,676 shares of Series C convertible preferred stock were converted into 193,958 shares of common stock at a conversion ratio of 3.8274 shares of common stock for each share of Series C convertible preferred stock.
The holders of the Series C convertible preferred stock have the following rights, privileges, and preferences:
Voting and Dividends
The holders of the shares of Series C convertible preferred stock have voting rights equal to an equivalent number of shares of common stock into which it is convertible and vote together as one class with the common stock.
The holders of Series C convertible preferred stock are entitled to receive dividends at an annual rate of $1.50 per share of Series C (adjusted to reflect recapitalizations). Such dividends shall accrue and are payable out of funds legally available, are payable only when and if declared by the Board, and are noncumulative. The Company is not permitted to declare, pay or set aside any dividends on shares of any other class or series of capital stock of the Company (other than dividends on shares of common stock payable in shares of common stock) unless the holders of Series C then outstanding first receive, or simultaneously receive, a dividend on each outstanding share of Series C in an amount at least equal to the greater of (i) the amount of the aggregate dividends then accrued on such share of Series C and not previously paid and (ii) in the case of a dividend on common stock or any class or series that is convertible into common stock, that dividend per share of Series C convertible preferred stock as would equal the product of (1) the dividend payable on each share of such class or series determined, if applicable, as if all shares of such class or series had been converted into common stock and (2) the number of shares of common stock issuable upon conversion of a share of Series C convertible preferred stock.
No dividends have been declared to date.
Liquidation
In the event of any liquidation, dissolution or winding up of the Company, either voluntarily or involuntarily, the holders of the Series C convertible preferred stock are entitled to receive, prior and in preference to the holders of the Common Stock, a per share amount equal to 1.0 times the original issue price ($25.00 per share) plus any accrued but unpaid dividends thereon.
If upon the liquidation, dissolution or winding up of the Company, the assets of the Company that are legally available for distribution to the holders of the Series C preferred convertible stock are insufficient to permit the payment to such holders of the full amounts above, then the entire assets of the Company that are legally available for distribution shall be distributed with equal priority and pro rata among the holders of the Series C convertible preferred Stock in proportion to what they would otherwise be entitled to receive.
After the payment of the full Series C convertible preferred stock liquidation preference and unpaid accrued dividends, the holders of the Series C Preferred Stock shall participate in the distribution of the entire remaining assets of the Company legally available for distributions pro rata to holders of the Common Stock on an as converted basis. The sale of a majority of the capital stock of the Company or the sale, lease, transfer, exclusive license or other disposition, in a single transaction or series of related transactions, by the Company or any subsidiary of the Company of all or substantially all the assets of the Company and its subsidiaries taken as a whole shall be a deemed liquidation for the purpose of the Series C Preferred Stock.
Conversion
Each share of Series C preferred stock is convertible, at the option of the holder at any time after the date of issuance of such share, into such number of fully paid and non-assessable
shares of common stock determined by dividing the original issue price of $25.00 by the conversion price for such series in effect at the time of conversion for the Series C convertible preferred stock. The conversion price for the Series C convertible preferred stock is subject to adjustment in accordance with conversion provisions contained in the Company’s certificate of formation, as amended.
Each share of Series C convertible preferred stock is automatically converted into shares of common stock at the conversion price at the time in effect immediately upon the Company’s sale of its common stock in a public offering provided that the offering price is not less than $16.50 per share (as adjusted for recapitalizations, stock combinations, stock dividends, stock splits and the like) and which results in aggregate cash proceeds of not less than $20.0 million before underwriting discounts, commissions, and fees.